Consolidated Statement of Profit or Loss and Other Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues	¥ 102,475	¥ 98,904	¥ 93,969
Other operating income and gains	7,481	5,469	5,269
Revenue and other	109,956	104,373	99,238
Operating expenses
Aircraft fuel	(25,131)	(19,626)	(20,312)
Take-off and landing charges	(13,254)	(12,279)	(10,851)
Depreciation and amortization	(13,969)	(12,154)	(10,471)
Wages, salaries and benefits	(20,320)	(18,145)	(16,459)
Aircraft maintenance	(5,346)	(4,960)	(4,304)
Impairment charges	(491)	(29)	(228)
Food and beverages	(3,090)	(2,862)	(2,469)
Aircraft operating lease rentals	(4,318)	(4,779)	(4,254)
Other operating lease rentals	(836)	(868)	(812)
Selling and marketing expenses	(3,294)	(3,133)	(3,651)
Civil aviation development fund	(2,080)	(1,945)	(1,826)
Ground services and other expenses	(3,248)	(5,058)	(5,479)
(Loss)/gain on fair value changes of derivative financial instruments	(311)	2	6
Indirect operating expenses	(4,837)	(6,051)	(5,503)
Total operating expenses	(100,525)	(91,887)	(86,613)
Operating profit	9,431	12,486	12,625
Share of results of associates	202	148	126
Share of results of joint ventures	49	39	26
Finance income	2,112	96	66
Finance costs	(3,184)	(6,272)	(7,176)
Consolidated profit before income tax	8,610	6,497	5,667
Income tax expense	(1,800)	(1,542)	(624)
Profit for the year	6,810	4,955	5,043
Other comprehensive income to be reclassified to profit or loss in subsequent periods
Cash flow hedges, net of tax	35	107	10
Fair value changes of available-for-sale investments, net of tax	115	40	87
Fair value changes of available-for-sale investments held by an associate, net of tax	10	(1)	7
Net other comprehensive income to be reclassified to profit or loss in subsequent periods	160	146	104
Other comprehensive income not to be reclassified to profit or loss in subsequent periods
Actuarial gains/(losses) on the post-retirement benefit obligations, net of tax	124	(410)	196
Net other comprehensive income not to be reclassified to profit or loss in subsequent periods	124	(410)	196
Other comprehensive income, net of tax	284	(264)	300
Total comprehensive income for the year	7,094	4,691	5,343
Profit attributable to:
Equity holders of the Company	6,342	4,498	4,537
Non-controlling interests	468	457	506
Profit for the year	6,810	4,955	5,043
Total comprehensive income attributable to:
Equity holders of the Company	6,619	4,237	4,834
Non-controlling interests	475	454	509
Total comprehensive income for the year	¥ 7,094	¥ 4,691	¥ 5,343
Earnings per share attributable to the equity holders of the Company during the year
- Basic and diluted (RMB)	¥ 0.44	¥ 0.33	¥ 0.35